SUPPLEMENT Dated June 14, 2010
To The Current Prospectus

ING Architect	ING SmartDesign Advantage
ING GoldenSelect Access	ING SmartDesign Signature
ING GoldenSelect DVA Plus	ING SmartDesign Variable Annuity
ING GoldenSelect ESII	ING Equi-Select
ING GoldenSelect Generations	ING Empire Traditions
ING GoldenSelect Landmark	ING Empire Innovations
ING GoldenSelect Premium Plus	ING Architect New York

Issued By ING USA Annuity and Life Insurance Company
Through its Separate Accounts B and EQ
or
Issued By ReliaStar Life Insurance Company of New York
Through its Separate Account NY-B

This supplement updates the prospectus. Please read this supplement carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Service
Center at 1-800-366-0066.

The following changes apply to certain investment portfolios that are currently available under your contract. These changes consist of name changes or subadviser changes. The investment objective of each portfolio is unchanged. The explanatory parentheticals clarify the specific changes for each investment portfolio. Appendix B (Appendix III for ING Smart Design Variable Annuity), is hereby amended as follows (with the list of available investment portfolios at the front of the prospectus revised accordingly).

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Investors Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING Large Cap Growth Portfolio (formerly known as	Seeks long-term capital growth.
ING Wells Fargo Omega Growth Portfolio)

Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management Co.
(formerly, Wells Capital Management Inc.)

ING DFA World Equity Portfolio (effective on or about	Seeks long-term capital appreciation.
August 23, 2010 – previously, ING DFA Global All Equity
Portfolio)

Investment Adviser: Directed Services LLC
Investment Subadviser: Dimensional Fund Advisors LP

ING Van Kampen Growth and Income Portfolio	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc. (formerly
known as Van Kampen)

MULTIVA-10	Page 1 of 2	06-14-2010

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Partners, Inc.
7337 East Doubletree Ranch Road, Scottsdale, AZ 85258
ING Van Kampen Comstock Portfolio	Seeks capital growth and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc. (formerly
known as Van Kampen)

ING Van Kampen Equity and Income Portfolio	Seeks total return, consisting of long-term capital appreciation and current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc. (formerly
known as Van Kampen)

MULTIVA-10	Page 2 of 2	06-14-2010

SUPPLEMENT Dated June 14, 2010
To The Current Prospectus

ING GoldenSelect Opportunities
ING GoldenSelect Legends
ING GoldenSelect DVA

Issued By ING USA Annuity and Life Insurance Company
Through its Separate Account B

This supplement updates the prospectus. Please read this supplement carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Service
Center at 1-800-366-0066.

The following changes apply to certain investment portfolios under your contract. These changes consist of name changes or subadviser changes. The investment objective of each portfolio is unchanged. The explanatory parentheticals clarify the specific changes for each investment portfolio. Appendix B is hereby amended as follows (with the list of available investment portfolios at the front of the prospectus revised accordingly).

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Investors Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING Large Cap Growth Portfolio (formerly known as	Seeks long-term capital growth.
ING Wells Fargo Omega Growth Portfolio) (Currently closed
to new allocations.)

Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management Co.
(formerly, Wells Capital Management Inc.)

ING DFA World Equity Portfolio (effective on or about	Seeks long-term capital appreciation.
August 23, 2010 – previously, ING DFA Global All Equity
Portfolio)

Investment Adviser: Directed Services LLC
Investment Subadviser: Dimensional Fund Advisors LP

ING Van Kampen Growth and Income Portfolio	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc. (formerly
known as Van Kampen)

GSODL-10	Page 1 of 2	06-14-2010

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Partners, Inc.
7337 East Doubletree Ranch Road, Scottsdale, AZ 85258
ING Van Kampen Comstock Portfolio	Seeks capital growth and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc. (formerly
known as Van Kampen)

ING Van Kampen Equity and Income Portfolio	Seeks total return, consisting of long-term capital appreciation and current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc. (formerly
known as Van Kampen)

GSODL-10	Page 2 of 2	06-14-2010

SUPPLEMENT Dated June 14, 2010
To The Current Prospectus

ING GoldenSelect Access One	Wells Fargo ING Opportunities
Wells Fargo ING Landmark	ING GoldenSelect DVA Plus NY

Issued By ING USA Annuity and Life Insurance Company
Through its Separate Account B
or
Issued By ReliaStar Life Insurance Company of New York
Through its Separate Account NY-B

This supplement updates the prospectus. Please read this supplement carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Service
Center at 1-800-366-0066.

The following changes apply to certain investment portfolios under your contract. These changes consist of name changes or subadviser changes. The investment objective of each portfolio is unchanged. The explanatory parentheticals clarify the specific changes for each investment portfolio. Appendix B is hereby amended as follows (with the list of available investment portfolios at the front of the prospectus revised accordingly).

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Investors Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING Large Cap Growth Portfolio (formerly known as ING	Seeks long-term capital growth.
Wells Fargo Omega Growth Portfolio) (Currently closed to
new allocations.)

Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management Co.
(formerly, Wells Capital Management Inc.)

ING Van Kampen Growth and Income Portfolio	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc. (formerly
known as Van Kampen)

ING Partners, Inc.
7337 East Doubletree Ranch Road, Scottsdale, AZ 85258
ING Van Kampen Comstock Portfolio	Seeks capital growth and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc. (formerly
known as Van Kampen)

ING Van Kampen Equity and Income Portfolio	Seeks total return, consisting of long-term capital appreciation and current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc. (formerly
known as Van Kampen)

WFAC-10	Page 1 of 1	06-14-2010